Fees Summary	Mar. 28, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 48,000
Previously Paid Amount	0.00
Total Fee Amount	7.35
Total Offset Amount	0.00
Net Fee	7.35
Narrative - Max Aggregate Offering Price	$ 48,000
Final Prospectus	true